Intangible Assets (Details) - Schedule of future amortization expense - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Future Amortization Expense Abstract
2022	$ 144
2023	573	$ 573
2024	573	573
2025	266	573
Thereafter	567	463
Total	$ 2,123	$ 2,553